COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2016 $ / shares shares
Common stock shares, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	1,000
Common stock, shares issued (in shares)	1,000
Invitation Homes Inc. Pre IPO
Common stock shares, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	1,000
Common stock, shares issued (in shares)	100
Common stock, shares outstanding (in shares)	100